Note 15 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party interest	$ 874	$ 138	$ 302
Related party bank charges	$ 179	$ 366	$ 207